Roundhill Alerian LNG ETF
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 98.4%
Electric — 7.8%
Sempra	202	$14,510
Tokyo Electric Power Co. Holdings, Inc. (a)(b)	7,200	43,682
		58,192
Gas — 6.6%
ENN Energy Holdings, Ltd. (b)	4,100	31,589
Korea Gas Corp. (a)(b)	855	17,306
		48,895
Oil & Gas — 34.4% (d)
Chevron Corp.	96	15,143
Exxon Mobil Corp.	133	15,460
Kunlun Energy Co., Ltd. (b)	20,000	16,687
Santos, Ltd. (b)	18,120	91,617
Shell PLC (b)	445	14,877
Tellurian, Inc. (a)	5,051	3,341
TotalEnergies SE (b)	218	14,943
Woodside Energy Group, Ltd. (b)	4,204	83,652
		255,720
Pipelines — 37.4% (d)
Cheniere Energy, Inc.	734	118,380
Enbridge, Inc. (b)	401	14,505
Excelerate Energy, Inc. - Class A	695	11,134
Golar LNG, Ltd. (b)	1,524	36,667
Kinder Morgan, Inc.	523	9,592
Koninklijke Vopak NV (b)	350	13,506
New Fortress Energy, Inc.	1,062	32,487
NextDecade Corp. (a)	4,393	24,952
Petronas Gas Bhd. (b)	4,645	17,214
		278,437
Transportation — 12.2%
Cool Co., Ltd. (b)	603	6,542
FLEX LNG, Ltd. (b)	796	20,242
Korea Line Corp. (a)(b)	823	1,172
Misc Bhd. (b)	8,740	14,127
Mitsui O.S.K. Lines, Ltd. (b)	400	12,189
Qatar Gas Transport Co., Ltd. (b)	33,262	36,386
		90,658
TOTAL COMMON STOCKS (Cost $735,561)		731,902

SHORT-TERM INVESTMENTS - 1.3%
Money Market Fund — 1.3%
First American Government Obligations Fund, Class X, 5.23% (c)	9,470	9,470
TOTAL SHORT-TERM INVESTMENTS (Cost $9,470)		9,470

TOTAL INVESTMENTS (Cost $745,031) — 99.7%		741,372
Other assets and liabilities, net — 0.3%		2,472
NET ASSETS — 100.0%		$743,844

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	32.9%
Australia	23.6%
Bermuda	10.8%
Japan	7.5%
Qatar	4.9%
Cayman Islands	4.2%
Malaysia	4.2%
Republic of Korea	2.5%
France	2.0%
United Kingdom	2.0%
Canada	2.0%
Netherlands	1.8%
Total Country	98.4%
SHORT-TERM INVESTMENTS	1.3%
TOTAL INVESTMENTS	99.7%
Other assets and liabilities, net	0.3%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$731,902	$-	$-	$731,902
Money Market Fund	9,470	-	-	9,470
Total Investments - Assets	$741,372	$-	$-	$741,372

* See the Schedule of Investments for industry classifications.